Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other current assets [abstract]
VAT Receivable	$ 509	$ 487
Withholding tax recoverable	50	58
Prepaid expenses - third party	911	1,102
Contingent consideration receivable	43
Other receivables and current assets	958	793
Total other current assets	$ 2,471	$ 2,440